Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	PRAXIS MUTUAL FUNDS
Central Index Key	0000912900
Amendment Flag	false
Document Creation Date	May 17, 2013
Document Effective Date	May 17, 2013
Prospectus Date	Apr 30, 2013

PRAXIS MUTUAL FUNDS

Praxis Growth Index Fund

Supplement dated May 17, 2013 to the

Prospectus dated April 30, 2013

The first sentence in the “Principal Investment Strategies” section for the Praxis Growth Index Fund is replaced in its entirety with the following:

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor’s 500 Growth Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	pmf_SupplementTextBlock
PRAXIS MUTUAL FUNDS

Praxis Growth Index Fund

Supplement dated May 17, 2013 to the

Prospectus dated April 30, 2013

The first sentence in the “Principal Investment Strategies” section for the Praxis Growth Index Fund is replaced in its entirety with the following:

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor’s 500 Growth Index.

Praxis Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pmf_SupplementTextBlock
PRAXIS MUTUAL FUNDS

Praxis Growth Index Fund

Supplement dated May 17, 2013 to the

Prospectus dated April 30, 2013

The first sentence in the “Principal Investment Strategies” section for the Praxis Growth Index Fund is replaced in its entirety with the following:

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor’s 500 Growth Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	May 17, 2013